UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number:	811-10431

Exact Name of Registrant as Specified in Charter:	Invested Portfolios

Address of principal executive offices:	610 Market Street Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq. 610 Market Street Philadelphia, PA 19106

Registrant’s telephone number:	(800) 523-1918

Date of fiscal year end:	December 31

Date of reporting period:	July 1, 2021 - June 30, 2022

ITEM 1. PROXY VOTING RECORD.

======================= INVESTED 90 PORTFOLIO ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================= INVESTED 80 PORTFOLIO ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================= INVESTED 70 PORTFOLIO ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================= INVESTED 60 PORTFOLIO ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================= INVESTED 50 PORTFOLIO ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================= INVESTED 40 PORTFOLIO ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================= INVESTED 30 PORTFOLIO ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================= INVESTED 20 PORTFOLIO ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================= INVESTED 10 PORTFOLIO ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================= INVESTED 0 PORTFOLIO ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

==========------------------- END N-PX REPORT ===================================

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INVESTED PORTFOLIOS

By:	Shawn K. Lytle
Name:	Shawn K. Lytle
Title:	President/ Chief Executive Officer
Date:	August 25, 2022